The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

May 24, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”) File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Boston Partners Global Equity Advantage Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated May 22, 2019 and filed electronically as Post-Effective Amendment No. 252 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz

Assistant Secretary

cc:	Salvatore Faia, The RBB Fund, Inc. James Shaw, The RBB Fund, Inc. Jillian Bosmann. Drinker Biddle & Reath LLP